Selling expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary Of Selling Expenses
Selling expenses are analysed as follows:

	2019	2018	2017
Shipping and handling costs	35,513	40,765	40,952
Labour costs	23,782	24,772	26,210
Depreciation and amortization	11,805	2,274	2,124
Custom’s duties	9,261	2,860	—
Commissions	8,393	10,225	9,512
Advertising	7,145	12,687	15,407
Utilities	2,457	2,394	2,301
Fairs	1,864	2,308	2,896
Commercial insurance cost	700	532	496
Promotion	651	920	1,252
Leases	649	12,553	11,946
Credit insurance cost	591	579	563
Samples	519	995	1,295
Consultancy	305	630	1,020
Other	1,615	503	2,280

Total	105,250	114,997	118,254